IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Narrative (Details)			3 Months Ended					5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 09, 2017 USD ($)	Mar. 28, 2017 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2016	Dec. 31, 2017 USD ($)	Jun. 30, 2017	Dec. 31, 2016 USD ($) $ / pound	Dec. 31, 2017 USD ($) $ / pound $ / ounce	Dec. 31, 2016 USD ($) $ / ounce	Sep. 30, 2017 USD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												$ (212,000,000)	$ (250,000,000)
Estimated change in WACC (as percent)												1.00%
Cerro Casale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of loss)				$ (1,120,000,000)
Implied fair value from consideration received in deconsolidation		$ 1,200,000,000
Non-current assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												$ (224,000,000)	(250,000,000)
Goodwill
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges					$ 0
Zaldívar
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Economic interest in subsidiary						50.00%
Zaldívar | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount														$ 950,000,000
Zaldívar | Non-current assets | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges						$ 49,000,000
Zaldívar | Goodwill | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges						$ 427,000,000
Bulyanhulu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in WACC (as percent)												1.00%
Bulyanhulu | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												$ 740,000,000	0
Veladero | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges			$ (259,000,000)
Recoverable amount			747,000,000		1,600,000,000				$ 747,000,000		$ 1,600,000,000	747,000,000	1,600,000,000
Veladero | Non-current assets | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges					$ (275,000,000)
Lagunas Norte | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												3,000,000	(28,000,000)
Recoverable amount							$ 630,000,000
Lagunas Norte | Non-current assets | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges							$ (28,000,000)
Pascua-Lama | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												407,000,000	$ 0
Pascua-Lama | Non-current assets | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges			(429,000,000)
Recoverable amount			850,000,000						850,000,000			$ 850,000,000
Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Royalty tax rate								15.00%
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / pound												0.25
Gold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated mineral price in year two and more measurement of fair value less costs of disposal | $ / ounce													1,200
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce												100
Gold | Bulyanhulu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce												100
Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Economic interest in subsidiary												63.90%
Acacia Mining PLC | Bulyanhulu | Non-current assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges			(740,000,000)									$ 0
Recoverable amount			$ 600,000,000						$ 600,000,000			$ 600,000,000
Recoverable amount of asset or cash generating unit, percent of asset basis			100.00%						100.00%			100.00%
Pascua-Lama
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated change in mineral price used in current measurement of fair value less cost of disposal (as a percent)			(10.00%)						(10.00%)			(10.00%)
Pueblo Viejo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Economic interest in subsidiary												60.00%
Cerro Casale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proportion of ownership interest sold	25.00%	25.00%										25.00%
Proportion of ownership in joint operation	50.00%											50.00%
Implied fair value from consideration received in deconsolidation	$ 1,200,000,000
Economic interest in subsidiary	50.00%
Price Range One | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Royalty tax rate											4.00%
Copper price | $ / pound											2.04
Price Range Two | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Royalty tax rate											5.00%
Price Range Three | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Royalty tax rate											6.00%
Copper price | $ / pound											2.72
Minimum | Lumwana | Non-current assets | Individual assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												$ (303,000,000)
Minimum | Price Range Two | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Copper price | $ / pound											2.04
Maximum | Price Range Two | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Copper price | $ / pound											2.72
$100 Decrease in Gold Price | Gold | Bulyanhulu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												172,000,000
$100 Decrease in Gold Price | Gold | Lagunas Norte
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												(311,000)
$100 Decrease in Gold Price | Pueblo Viejo | Gold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												(651,000)
$100 Decrease in Gold Price | Pueblo Viejo | Gold | Non-current assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												425,000,000
$100 Increase in Gold Price | Gold | Bulyanhulu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												(172,000,000)
$100 Increase in Gold Price | Gold | Bulyanhulu | Non-current assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												63,000,000
$100 Increase in Gold Price | Pueblo Viejo | Gold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges												546,000
Cash-generating units | Bulyanhulu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value			$ 600,000,000						$ 600,000,000			600,000,000
Cash-generating units | Lumwana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value			849,000,000						849,000,000			849,000,000
Cash-generating units | Lagunas Norte
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value			458,000,000						458,000,000			458,000,000
Cash-generating units | Pascua-Lama
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value			38,000,000						38,000,000			38,000,000
Cash-generating units | Pueblo Viejo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value			3,077,000,000						3,077,000,000			3,077,000,000
Cash-generating units | At fair value | Pascua-Lama
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value			$ 750,000,000						$ 750,000,000			$ 750,000,000		$ 850,000,000
Tax contingent liability | Tanzanian Revenue Authority Assessment | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Royalty tax rate									4.00%	6.00%
Clearing fee on minerals exported									1.00%